Accounting policies	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Statements [Line Items]
Accounting policies
2	Accounting policies
The following principal accounting policies have been used consistently in the preparation of these consolidated financial statements.

2.1	Going concern
The accompanying consolidated financial statements of the Company have been prepared assuming the Company will continue as a going concern. The going concern basis of presentation assumes that the Company will continue in operation for at least a period of one year after the date these financial statements are issued, and contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
The coronavirus pandemic
(‘COVID-19’)
continues to create disruptions to the global economic conditions, financial markets, businesses and the lives of individuals throughout the world, although to a lesser degree than in the 2020 and 2021 financial years. Whilst many governments have lessened or removed the restrictive measures that were in place over the height of the pandemic, management continues to monitor the potential impacts of further outbreaks on the Group and have not identified any major operational challenges through the date of issuance of these consolidated financial statements. The Group has not experienced significant negative impacts to its liquidity to date.
On 24 February 2022, Russian troops invaded Ukraine creating uncertainty on the economic and global financial markets. Management has assessed that the exposure to these markets is marginal and the unrest to date has not had a significant negative impact to the Group’s liquidity and operations in these regions have ceased. Management is monitoring the potential impact of this unrest and have not identified any major operational challenges though the date of issuance of these financial statements.
As part of the preparation of these consolidated financial statements, management has considered the impact of
COVID-19
and the Russian invasion of the Ukraine on the accounting policies and judgments and estimates.
The Group has recognized net profit for the year ended of € 235.9 million for the year ended December 31, 2021 (2020: € 149.2 million), (2019: net loss after tax 2019 of € 17.9 million) and generated cash flows from operations for the year ended December 31, 2021 of €
209.4
 million (2020: € 151.3 million). As of December 31, 2021 current assets exceeded current liabilities by € 250.0 million (2020: current liabilities exceed current assets by € 173.8 million), (2019: € 246.9 million). The Group has been in an accumulated profit position since the prior financial year and has sufficient cash and cash equivalents as at December 31, 2021 to meet its current obligations.
After having reviewed in detail the current trading position, forecasts and prospects of the Group, and the terms of trade in operation with customers and suppliers, management is satisfied that the Group has sufficient resources available to continue in operational existence for the foreseeable future. Management have prepared cash flow forecasts that model the impact of a variety of scenarios and that under each scenario the Group has the ability to manage its committed expenditure to ensure that it has sufficient working capital to continue to meet its obligations as they fall due. Based on these factors, management has a reasonable expectation that the Group has and will have adequate resources to continue in operational existence for a period of at least 12 months from April 20, 2022 and therefore have prepared the Consolidated Financial Statements on a going concern basis.
Furthermore, management has disclosed any events occurring after the Consolidated Statement of Financial Position date, including the closing of the SPAC transaction with Sports Entertainment Acquisition Corporation on January 27, 2022, which may affect the going concern of the Group in note 24 of the financial statements.

2.2	Recent accounting pronouncements
Several amendments apply for the first time in 2021, but do not have a material impact on the consolidated financial statements of the Group.
Standards issued not yet applied
The following IFRSs have been issued but have not been applied in these financial statements. Their adoption is not expected to have a material effect on the Group’s consolidated financial statements.

•	Amendments to IAS 37: Onerous contracts - Cost of Fulfilling a Contract (effective date January 1, 2022);

•	Amendments to IAS 16: Property, Plant and Equipment: Proceeds before Intended Use (effective date January 1, 2022);

•	Amendments to IFRS 1, IFRS 9 and IAS 41: Annual Improvements to IFRS Standards 2018 - 2020 (effective date January 1, 2022);

•	Amendments to IFRS 3: Reference to the Conceptual Framework (effective date January 1, 2022);

•	Amendments to IAS 1 and IFRS Practice Statement 2: Classification of Liabilities as Current or Non-current and Disclosure of Accounting Policies (effective date January 1, 2023);

•	Amendments to IAS 8: Definition of Accounting Estimates (effective date January 1, 2023);

•	Amendments to IAS 12: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (effective date January 1, 2023);

•	IFRS 17 Insurance Contracts (effective date January 1, 2023); and

•	Amendments to IFRS 10 and IAS 28: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (effective date to be confirmed).

2.3	Basis of Consolidation
A subsidiary is an entity controlled by the Group. The Group controls an entity when it has power over the entity, it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The Group’s consolidated financial statements include the accounts of the Company and its subsidiary undertakings.

The Group
re-assesses
whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group obtains control until the date the Group ceases to control the subsidiary.
When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies. A change in the ownership interest of a subsidiary, without loss of control, is accounted for as an equity transaction.
If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling
interest and other components of equity, while any residual gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.

2.4	Revenue recognition
The Group generates revenue through income earned from online gaming activities, comprising online casino games and sports betting, as well as brand licensing agreements. All revenue is recognized net of the fair value of customer incentives and value-added
tax (‘VAT’) and goods and services tax (‘GST’) in countries where they are applicable.
Online casino and sports betting
Revenues generated from online casino games and sports betting are classified as derivative financial instruments accounted for in accordance with IFRS 9, ‘Financial Instruments’. These derivatives are initially recognized at fair value, representing the amount staked by the customer adjusted for any customer incentives. They are subsequently remeasured when the outcome and the transaction price is known and the amount payable is confirmed, at which point the movement is recorded as a gain or loss in the Consolidated Statement of Profit or Loss and Other Comprehensive Income. As such gains and losses arise from similar transactions, they are offset within net revenue.
The Group recognizes revenue transactions at the fair value of the consideration received or receivable at the point the transactions are settled. Any open positions at period end are fair valued with the resulting gain or loss recorded in the Statement of Profit or Loss and Other Comprehensive Income. Customer liabilities related to these timing differences are accounted for as derivative financial instruments, further discussed in note 17.
Sports betting and online casino revenue represents the net house win adjusted for the fair market value of gains and losses on open betting positions and certain customer incentives.
Brand licensing agreements
Revenue also includes brand licensing revenues generated by the provision of the Betway brand to other online gambling companies, which is accounted for in accordance with IFRS 15, ‘Revenue from Contracts with Customers,’ by applying the five step model.
The transaction price for brand licensing contracts are composed of monthly licensing fees, monthly brand exploitation fees, and sports and
e-sports
contributions. Sports and
e-sports
contributions are variable elements which are calculated as a percentage of SGHC’s yearly global expenditure on sponsorship agreements. While the amount of these expenditures will fluctuate from year-to-year
it is within the Group’s control and is considered to be predictable. The variable portion of consideration is only included in the transaction price to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
Brand licensing agreements allow the contracting partner to use the SGHC brands for the life of the contract in exchange for a fee which is billed and paid monthly. The agreements are a series of distinct services that are substantially the same and have the same pattern of transfer with the customer simultaneously receiving and consuming the benefits provided by the services. The revenue recognized by the Group on brand licensing agreements is allocated evenly on a monthly basis over the life of the contract in line with the delivery of the services and benefits.

2.5	Intangible assets
Intangible assets are principally comprised of customer databases, brands, marketing and data analytics know-how,
licenses, exclusive rights licenses, acquired technology,
internally-generated
software development costs and goodwill. All such intangible assets are stated at cost less accumulated amortization and impairment.
Goodwill
Goodwill acquired in business combinations is recognized as an intangible asset with any impairment in carrying value being charged to the Consolidated Statement of Profit and Loss and Other Comprehensive Income. Where the fair value of identifiable assets, liabilities and contingent liabilities exceed the fair value of consideration paid, the excess is credited in full to the Consolidated Statement of Profit and Loss and Other Comprehensive Income on the acquisition date.
Impairment tests on goodwill and other intangible assets with indefinite useful economic lives are undertaken annually at October 31 (2020: December 31). Other non-financial
assets are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Where the carrying value of an asset exceeds its recoverable amount (i.e. the higher of value in use and fair value less costs to sell), the asset is written down accordingly.

Where it is not possible to estimate the recoverable amount of an individual asset, the impairment test is carried out on the smallest group of assets to which it belongs for which there are separately identifiable cash flows; its cash generating units (‘CGU’s’). Goodwill is allocated on initial recognition to each of the Group’s CGU’s that are expected to benefit from a business combination that gives rise to the goodwill.
Intangible assets arising on acquisitions
Intangible assets are recognized on business combinations if they are separable from the acquired entity or arise from other contractual/legal rights and are recorded initially at fair value at the date of acquisition. The amounts ascribed to such intangibles are arrived at by using appropriate valuation techniques.
Customer databases
Customer databases represent the customer database acquired in business combinations.
Brands
Brands represent the brands acquired in business combinations.
Licenses
Licenses represent gaming and sports betting licenses that are a prerequisite for online casino or sport betting together with supplier and outsourcing contracts.
Exclusive license rights
Exclusive license rights represents sole and exclusive rights to operate products under license agreements.
Marketing and data analytics know-how
Marketing and data analytics
know-how
represents customer and regulatory data analytics associated with player behaviors and the regulatory environment which represents material barriers to entry for both casino and sports betting activities.
Acquired technology
Acquired technology represents customer represents internally developed assets and other technology acquired in business combinations.
Internally-generated software development costs
Research costs are expensed as incurred, and development costs are only recognized as internally-generated
software if all recognition criteria according to IAS 38, ‘Intangible Assets,’ are met. Expenses that can be directly allocated to development projects are capitalized provided that:

•	the completion of the intangible asset is technically feasible;

•	the Group has the intention to complete the intangible asset and to use or to sell it;

•	the intangible asset can be sold or used internally;

•	the intangible asset will generate future benefits in terms of new business opportunities, cost savings or economies of scale;

•	sufficient technical and financial resources are available to complete the development and to use or sell the intangible asset, and

•	expenditures can be measured reliably. Direct costs include not only the personnel expenses for the development team, but also the costs for external consultants and developers.
Amortization
Amortization is provided at rates calculated to write off the valuation of each asset over its expected useful life, as follows:

Intangible Asset	Useful economic life
Customer databases	2-5 years diminishing balance method
Brands	Assessed separately for each asset, with lives ranging up to 20 years
Marketing and data analytics know-how	4-5 years straight line
Licenses	1-5 years straight line
Exclusive license rights	3 years straight line
Acquired technology	2-6 years straight line
Internally-generated software development costs	2-5 years straight line
The estimated useful lives and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

2.6	Research and development costs
Research and development costs that are not eligible for capitalization have been expensed in the period incurred totaling € 16.5 million for the year ended December 31, 2021 (2020: € 18.5 million), (2019: € 17.7 million ). These expenses are included in the ‘General and administrative expenses’ line item within the Consolidated Statement of Profit or Loss and Other Comprehensive Income.

2.7	Property, plant and equipment
Property, plant and equipment is stated at historical cost less accumulated depreciation and any accumulated impairment losses.

Property plant and equipment	Useful economic life
Leasehold improvements	Over the life of the lease or the useful life of the asset, whichever is shorter
Furniture and fittings	3-5 years straight line
Office equipment	3- 5 years straight line
Computer hardware and software	3-5 years straight line
The gain or loss arising on the disposal or retirement of an asset is determined as the difference between the sale proceeds and the net carrying amount of the asset and is recorded as income or expense in the Consolidated Statement of Profit or Loss and Other Comprehensive Income.

2.8	Taxes
Current income tax
Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income.
Current income tax relating to items recognized directly in equity is recognized in equity and not in the Consolidated Statement of Profit or Loss and Other Comprehensive Income. Management evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation at each reporting date and establishes provisions where appropriate.
Deferred tax
Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.
Deferred tax liabilities are recognized for all taxable temporary differences, except:

•
When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•
in respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except:

•
When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit not taxable profit or loss; and

•
in respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed
at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.
Deferred tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in Other Comprehensive Income (‘OCI’) or directly in equity.
Tax benefits acquired as part of a business combination, but not satisfying the criteria for separate recognition at that date, are recognized subsequently if new information about facts and circumstances change. The adjustment is either treated as a reduction in goodwill (as long as it does not exceed goodwill) if it was recognized during the measurement period or recognized in profit or loss.
The Group offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

2.9	Financial instruments
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
Financial assets
Initial recognition and measurement
Financial assets are classified, at initial recognition and are subsequently measured at amortized cost, fair value through OCI, or fair value through profit or loss.
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15, ‘Revenue from Contracts with Customers’.
For a financial asset to be classified and measured at amortized cost or fair value through other comprehensive income, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.
The Group’s business model for managing financial assets refers to how it manages its financial assets to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows while financial assets classified and measured at fair value through OCI are held within a business model with the objective of both holding to collect contractual cash flows and selling.
Subsequent measurement
For purposes of subsequent measurement, financial assets are classified in four categories:

•	Financial assets at amortized cost (debt instruments);

•	Financial assets at fair value through OCI with recycling cumulative gains and losses (debt instruments);

•	Financial assets designated at fair value through OCI with no recycling cumulative gains and losses (equity instruments); and

•	Financial assets at fair value through profit or loss.
Financial assets at amortized cost
Financial assets at amortized cost are subsequently measured using the effective interest rate (‘EIR’) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.
The Group’s financial assets at amortized cost includes:

•	trade receivables and other receivables which include amounts due from payment service providers and customers under brand licenses;

•	loans receivable which include loans to shareholders;

•	regulatory deposits which are amounts held by the regulators or ring fenced as a result of regulatory requirements in the various jurisdictions in which the Group operates; and

•	restricted cash balances.
For the purpose of the Statement of Cash Flows, cash and cash equivalents comprises of the cash at banks and on hand.
Restricted cash represents cash held at banks by the Group but which is used as security for specific arrangements (such as cash held on the Consolidated Statement of Financial Position in designated client fund accounts where certain jurisdictions require the Group to do so), and to which the Group has restricted access. It includes funds held to cover monies owed to customers, as per the terms of the various licensed jurisdictions. Restricted cash balances are classified as other financial assets held at amortized cost and further classified as current or non-current
depending on when the restriction first ends.
Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized (i.e. removed from the Group’s Consolidated Statement of Financial Position) when:

•	the rights to receive cash flows from the asset have expired;

•
the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a
‘pass-through’
arrangement; and either

•	the Group has neither transferred nor retained substantially all the risks and rewards of the asset but has transferred control of the asset; or

•	the Group has transferred substantially all the risks and rewards of the asset.

Impairment of financial assets
The Group recognizes an allowance for expected credit losses (‘ECLs’) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
There are three approaches to recognizing ECLs, the general, simplified or the purchased or originated credit-impaired
approach. The Group applies the simplified approach to the following financial assets:

•	Trade and other receivables that do not contain a significant financing component as required under IFRS 9.

•	Trade receivables that result from transactions within the scope of IFRS 15 (i.e. trade receivables relating to brand licensing agreements).

•	The Group applies the low credit risk simplification approach to the following financial assets:

•	Loans receivable that do not contain a significant component as required under IFRS 9.

•	Restricted cash that meets the definition of a financial guarantee contract that is not accounted for at fair value through profit and loss under IFRS 9.
The Group measures loss allowances for trade receivables based on the lifetime ECLs and only tracks changes in credit risk at each reporting date. The Group monitors trade and other receivables based on credit risk characteristics and aging of the receivables.
The Group assumes that the credit risk on a financial asset has increased significantly if it is more than a week overdue. The Group considers a financial asset to be in default if the borrower is unlikely to pay its obligations to the Group in full or the financial asset is more than a month overdue.
Presentation of allowance for ECL in the Consolidated Statement of Financial Position
The expected credit loss allowance for each type of financial asset (i.e. trade receivables) is deducted from the gross carrying amount of the assets (i.e.
contra-asset).
Impairment losses are shown separately on the face of the Consolidated Statement of Profit or Loss and Other Comprehensive Income.
Financial assets with low risk
The Group applies a low credit risk approach to loans receivable, regulatory deposits and cash and cash equivalents. The Group uses a
12-month
ECL and does not assess whether a significant increase in credit risk has occurred at the reporting date.
Write-off
Write-offs
are recognized, when the Group has no reasonable expectations of recovering a financial asset either in its entirety or a portion thereof. The Group always assesses after 365 days whether or not a trade receivable needs to be written off.
Financial liabilities
Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.
All financial liabilities are recognized initially at fair value and in the case of loans and borrowings and payables, net of directly attributable transaction costs. The Group’s financial liabilities include trade and other payables, interest bearing loans and borrowings and lease liabilities.
Subsequent measurement
For purposes of subsequent measurement, financial liabilities are classified in two categories:

•	Financial liabilities at fair value through profit or loss; and

•	Financial liabilities at amortized cost.
Financial liabilities at amortized cost
This is the category most relevant to the Group. After initial recognition, interest-bearing
loans and borrowings are subsequently measured at amortized cost using the effective interest rate (“EIR”) method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the Consolidated Statement of Profit or Loss and Other Comprehensive Income.
Derecognition
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income.

Derivative financial instruments
Derivative financial instruments are initially recognized at fair value on the date on which a derivative financial instrument is entered into and subsequently remeasured at fair value and changes therein are generally recognized in profit or loss. Derivative financial instruments are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
Amounts received from customers on sportsbook events that have not occurred by the Consolidated Statement of Financial Position date are derivative financial instruments and have been designated by the Group on initial recognition as financial liabilities at fair value through profit or loss and the resulting gains and losses from bets are included in revenue.
Other financial instruments carried at fair value through profit and loss and Other comprehensive income (excluding those recognized in Revenue)
All financial assets measured at fair value through profit and loss (FVTPL) and other comprehensive income (FVTOCI) are recorded at fair value, being their transaction price, in the Consolidated Statement of Financial Position. The Group has elected to designate certain financial assets held as equity instruments as financial instruments carried at fair value with changes in fair value recognized in the Consolidated Statement of Other Comprehensive Income. All other assets that meet the definition of a derivative are carried at fair value through profit and loss.
When the transaction price of the instrument differs from the fair value at origination and the fair value is based on a valuation technique using only inputs observable in market transactions, the Group recognizes the difference between the transaction price and fair value in the Consolidated Statement of Profit or Loss and Other Comprehensive Income, referred to as a day 1 gains or losses. In those cases where fair value is based on valuation techniques for which some of the inputs are not observable, the difference between the transaction price and the fair value is deferred and is only recognized in profit or loss when the inputs become observable, or when the instrument is derecognized.
Subsequently, if there are no day 1 gains or losses on initial recognition, financial assets at FVTPL are re-measured
each period and the
re-measurement
is recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income. Financial assets at FVTOCI remeasurements are recognized in other comprehensive income.
Debt equity swaps
When equity instruments issued to a creditor to extinguish all or part of a financial liability are recognized initially, the Group measures them at the fair value of the equity instruments issued, unless that fair value cannot be reliably measured. The difference between the carrying amount of the financial liability (or part of a financial liability) extinguished, and the consideration paid, shall be recognized in profit or loss, in accordance with paragraph 3.3.3 of IFRS 9 Financial Instruments. The equity instruments issued shall be recognized initially and measured at the date the financial liability (or part of that liability) is extinguished. Refer to note 3 on fair value considerations.

2.10	Fair value measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	In the principal market for the asset or liability; or

•	In the absence of a principal market, in the most advantageous market for the asset or liability.
All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities.

•	Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

•	Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.
If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.
The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

2.11	Foreign currencies
Transactions and balances
Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition.
Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates at the reporting date. Differences arising on settlement or translation of monetary items are recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income.
Non-monetary
items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the date of the initial transactions.
Non-monetary
items measured at fair value in a foreign currency are translated using exchange rates at the date when the fair value is determined. The gain or loss arising on translation is recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income.
Group companies
The Group’s consolidated financial statements are presented in Euros, which is also the parent company’s functional currency. For each entity, the Group determines the functional currency, and items included in the financial statements of each entity are measured using that functional currency.
When translating the subsidiary’s respective functional currencies into the Group’s presentation currency, which is Euros, assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition are translated using the exchange rates at the reporting date. Income and expense items are translated using the average rates prevailing during the year. Equity is translated at historical exchange rates. All resulting foreign currency translation differences are recognized in other comprehensive income and accumulated in the foreign currency translation reserve. If a foreign operation is entirely disposed of or control is lost due to a partial disposal, the cumulative amount of the translation reserve relating to that foreign operation is reclassified to profit or loss and is part of the gain or loss on disposal.

2.12	Pension costs
The Group makes contributions to defined contribution plans. Contributions are charged to the Consolidated Statement of Profit or Loss and Other Comprehensive Income as they become payable in accordance with the rules of the schemes. For the year ended December 31, 2021 € 2.1 million (2020: € 1.6 million) was charged to the statement of comprehensive income.

2.13	Capital management
The Group’s objectives, when managing capital, are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure in order to minimize the cost of capital.
If financing is required, management will consider whether debt or equity financing is more appropriate and proceed accordingly.
The capital employed by the Group is composed of equity attributable to the shareholders, as detailed in the Consolidated Statement of Changes in Equity.

2.14	Provisions
Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. For further details refer to note 21.

2.15	Business combinations
Business combinations are accounted for using the acquisition method with assets and liabilities acquired recorded at the acquisition date fair value. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition-date
fair value, and the amount of any
non-controlling
interest share (‘NCI’) in the acquiree. For each business combination, the Group elects whether to measure NCI in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition related costs are expensed as incurred and included in General and administrative expenses.
The Group also applies the pooling of interest method when the acquisition of a business either lacks substance or is a business combination under common control. When the pooling of interest method is applied, the assets and liabilities of all combining parties will be reflected at their predecessor carrying amounts.
The Group determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organized workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.
When the Group acquires a business, it assesses the assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.

2.16	Earnings per share
The Group presents basic and diluted earnings per share (‘EPS’) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Group by the weighted average number of ordinary shareholders of the Group outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares.

2.17	Leases
The Group is a lessee and enters into contracts to lease office property and motor vehicles.
Determining whether an arrangement contains a lease
A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for both a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an asset, the Group assesses whether the contract meets three key evaluations under IFRS 16 ‘Leases’

•	the contract contains an identified asset, which is either explicitly identified in the contract or implicitly specified by being identified at the time the asset is made available to the Group;

•
the Group has the right to obtain substantially all of the economic benefits from use of the identified asset throughout the period of use, considering its rights within the defined scope of the contract the time the asset is made available to the Group; and

•
the Group has the right to direct the use of the identified asset throughout the period of use. The Group assesses whether it has the right to direct how and for what purpose the asset is used throughout the period of use.

Measurement and recognition of leases as a lessee
Right-of-use
asset
At lease commencement date, the Group recognizes a
right-of-use
asset and lease liability. The
right-of-use
asset is initially measured at cost, which is made up of the initial measurement of the liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and if applicable an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
After the commencement date, the Group measures the
right-of-use
asset applying the cost model under IFRS 16 ‘Leases’. The
right-of-use
of asset is measured at cost less accumulated amortization and accumulated impairment losses and is adjusted for re-measurement
of the lease liability. Amortization is calculated on a
straight-line
basis over the lease term.
At the commencement date, the Group measures the lease liability at the present value of the lease payments (currently only consisting of fixed payments), discounted using the interest rate implicit in the lease, if that rate is readily available, or the incremental borrowing rate. Generally, the Group uses the incremental borrowing rate (‘IBR’) as the discount rate as the rate implicit in the lease is not readily determinable. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use-asset
in a similar economic environment.
The Group has elected to adopt the practical expedient and apply a single discount rate to the identified portfolio of leases having similar remaining lease term, similar underlying assets and in a similar economic environment.
The Group determines the lease term beginning with the
non-cancellable
period including the extension of the lease term for any renewal options that are reasonably certain to be exercised or the term by which an entity will exercise an option to terminate a contract. The Group performs an assessment on a lease-by-lease
basis and once they have assessed whether the renewal option or termination option is reasonably certain to be exercised will this be included within the lease term.
The Group has elected to apply the practical expedient to combine lease and non-lease
components into a single lease component as
non-lease
components are not material to the Group.
Lease liabilities
The lease liability is measured at amortized cost using the effective interest rate method. The liability is increased as a result of interest accrued on the balance outstanding and is reduced for lease payments made. It is remeasured to reflect any reassessment or modification, or if there are changes in in-substance
fixed payments.
When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the right-of-use
asset, or is recorded in profit and loss if the carrying amount of the right-of-use
asset has already been reduced to zero.
On the Consolidated Statement of Financial Position,
right-of-use
assets and lease liabilities are presented on a separate line.
Short-term
leases and leases of low value assets
The Group has elected not to recognize
right-of-use
assets and lease liabilities for leases that are short term. The payments in relation to these leases are recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income on a straight line basis over the lease term. The Group has not elected to apply the low value asset practical expedient as these items are immaterial.

COVID-19
concessions
The Group has received certain rent concessions on property leases during the year ended December 31, 2020 as a result of the COVID 19 pandemic. No lease concessions were received for the year ended December 31, 2021. The Group has applied the practical expedient available in IFRS 16.46A which allows the Group to not treat the rent concessions provided for during the period as lease modifications but as income recognized within the Consolidated Statement of Profit or Loss and Other Comprehensive Income. The amount is disclosed separately in note 18.

Parent [member]
Statements [Line Items]
Accounting policies
2	Accounting policies
The following principal accounting policies have been used consistently in the preparation of these financial statements.

2.1	Going concern
The accompanying financial statements of the Company have been prepared assuming the Company will continue as a going concern. The going concern basis of presentation assumes that the Company will continue in operation for at least a period of one year after the date these financial statements are issued, and contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
The Company has incurred a net loss over the period as it was incorporated in the current financial period with the intention to merge with other companies. As at the reporting date this transaction had not completed. The Company has recognized net loss of € 1.4 million for the period Ma rch
 29, 2021 through December 31, 2021 and used cash flows in operations for the period Ma rch
 29, 2021 through December 31, 2021 of € 0.7 million. As of December 31, 2021 current liabilities exceeded current assets by € 1.4 million.
After having reviewed in detail the current trading position, forecasts and prospects of the Company, and the terms of trade in operation with customers and suppliers, management is satisfied that the Company has sufficient resources available to continue in operational existence for the foreseeable future. Management have prepared cash flow forecasts that model the impact of a variety of scenarios and that under each scenario the Company has the ability to manage its committed expenditure to ensure that it has sufficient working capital to continue to meet its obligations as they fall due. Based on these factors, management has a reasonable expectation that the Company has and will have adequate resources to continue in operational existence for a period of at least 12 months from April 20, 2022 and therefore have prepared the financial statements on a going concern basis.
Furthermore, management has disclosed any events occurring after the Statement of Financial Position date, including the closing of the SPAC transaction with Sports Entertainment Acquisition Corporation on January 27, 2022, which may affect the going concern of the Company in note 11 of the financial statements.

2.2	Recent accounting pronouncements
Several amendments apply for the first time in 2021, but do not have a material impact on the financial statements of the Company.
Standards issued not yet applied
The following IFRSs have been issued but have not been applied in these financial statements. Their adoption is not expected to have a material effect on the Company’s financial statements.

•	Amendments to IFRS 1, IFRS 9 and IAS 41: Annual Improvements to IFRS Standards 2018 - 2020 (effective date January 1, 2022);

•	Amendments to IAS 1 and IFRS Practice Statement 2: Classification of Liabilities as Current or Non-current and Disclosure of Accounting Policies (effective date January 1, 2023);

•	Amendments to IAS 8: Definition of Accounting Estimates (effective date January 1, 2023).

2.3	Intangible assets
Intangible assets are principally comprised of trademarks and are stated at cost less accumulated amortization and impairment.
Trademarks
Trademarks represent the costs incurred to register the Company’s trademark.
Amortization
Amortization is provided at rates calculated to write off the valuation, less estimated residual value, of each asset over its expected useful life, as follows:

Intangible Asset	Useful economic life
Trademarks	Assessed separately for each asset, with lives ranging up to 20 years
The estimated useful lives and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

2.4	Taxes
Current income tax
Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Company operates and generates taxable income.
Current income tax relating to items recognized directly in equity is recognized in equity and not in the Statement of Profit or Loss and Other Comprehensive Income. Management evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation at each reporting date and establishes provisions where appropriate.
Deferred taxation
Deferred tax assets and liabilities are recognized where the carrying amount of an asset or liability in the consolidated statement of financial position differs from its tax base, except for differences arising in certain instances.
Recognition of deferred tax assets is restricted to those instances where it is probable that taxable profit will be available against which the difference can be utilized.

2.5	Financial instruments
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
Financial assets
Initial recognition and measurement
Financial assets are classified, at initial recognition and are subsequently measured at amortized cost, fair value through OCI, and fair value through profit or loss.
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient, the Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.
For a financial asset to be classified and measured at amortized cost or fair value through other comprehensive income, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.
The Company’s business model for managing financial assets refers to how it manages its financial assets to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows while financial assets classified and measured at fair value through OCI are held within a business model with the objective of both holding to collect contractual cash flows and selling.
Subsequent measurement
For purposes of subsequent measurement, financial assets are classified in four categories:

•	Financial assets at amortized cost (debt instruments);

•	Financial assets at fair value through OCI with recycling cumulative gains and losses (debt instruments);

•	Financial assets designated at fair value through OCI with no recycling cumulative gains and losses (equity instruments); and

•	Financial assets at fair value through profit or loss.
Financial assets at amortized cost
Financial assets at amortized cost are subsequently measured using the effective interest rate (‘EIR’) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.
The Company’s financial assets at amortized cost includes:

•	trade receivables and other receivables.
For the purpose of the Statement of Cash Flows, cash and cash equivalents comprises of the cash at banks and on hand net of outstanding bank overdrafts as they are considered an integral part of the Company’s cash management.
Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized (i.e. removed from the Company’s Statement of Financial Position) when:

•	the rights to receive cash flows from the asset have expired;

•
the Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a
‘pass-through’
arrangement; and either

•	the Company has neither transferred nor retained substantially all the risks and rewards of the asset but has transferred control of the asset; or

•	the Company has transferred substantially all the risks and rewards of the asset.
Impairment of financial assets
The Company recognizes an allowance for expected credit losses (‘ECLs’) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
There are three approaches to recognizing ECLs, the general, simplified or the purchased or originated credit-impaired
approach. The Company applies the simplified approach to the following financial assets:
Trade and other receivables that do not contain a significant financing component as required under IFRS 9. The Company measures loss allowances for trade receivables based on the lifetime ECLs and only tracks changes in credit risk at each reporting date. The Company monitors trade and other receivables based on credit risk characteristics and aging of the receivables.
The Company assumes that the credit risk on a financial asset has increased significantly if it is more than a week overdue. The Company considers a financial asset to be in default if the borrower is unlikely to pay its obligations to the Company in full or the financial asset is more than a month overdue.
Presentation of allowance for ECL in the Statement of Financial Position
The expected credit loss allowance for each type of financial asset (i.e. trade receivables) is deducted from the gross carrying amount of the assets (i.e.
contra-asset).
Impairment losses are shown separately on the face of the Statement of Profit or Loss and Other Comprehensive Income.
Financial assets with low risk
The Company applies a low credit risk approach to loans receivable, regulatory deposits and cash and cash equivalents. The Company uses a
12-month
ECL and does not assess whether a significant increase in credit risk has occurred at the reporting date.
Write-off
Write-offs
are recognized, when the Company has no reasonable expectations of recovering a financial asset either in its entirety or a portion thereof. The Company always assesses after 365 days whether or not a trade receivable needs to be written off.
Financial liabilities
Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.
All financial liabilities are recognized initially at fair value and in the case of loans and borrowings and payables, net of directly attributable transaction costs. The Company’s financial liabilities include trade and other payables, interest bearing loans and borrowings.
Subsequent measurement
For purposes of subsequent measurement, financial liabilities are classified in two categories:

•	Financial liabilities at fair value through profit or loss; and

•	Financial liabilities at amortized cost.
Financial liabilities at amortized cost
This is the category most relevant to the Company. After initial recognition, interest-bearing
loans and borrowings are subsequently measured at amortized cost using the effective interest rate (“EIR”) method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the Statement of Profit or Loss and Other Comprehensive Income.
Derecognition
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the Statement of Profit or Loss and Other Comprehensive Income.

2.6	Foreign currencies
Transactions and balances
Transactions in foreign currencies are initially recorded by the Company at their respective functional currency spot rates at the date the transaction first qualifies for recognition.
Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates at the reporting date. Differences arising on settlement or translation of monetary items are recognized in the Statement of Profit or Loss and Other Comprehensive Income.
Non-monetary
items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the date of the initial transactions.
Non-monetary
items measured at fair value in a foreign currency are translated using exchange rates at the date when the fair value is determined. The gain or loss arising on translation is recognized in the Statement of Profit or Loss and Other Comprehensive Income.

2.7	Capital management
The Company’s objectives, when managing capital, are to safeguard the Company’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure in order to minimize the cost of capital.
If financing is required, management will consider whether debt or equity financing is more appropriate and proceed accordingly.
The capital employed by the Company is composed of equity attributable to the shareholders, as detailed in the Statement of Changes in Equity.

2.8	Segments
The Company has not included segmental disclosures within the accompanying notes to the financial statements as no operating segments have been identified. The Company has one entity and limited transactions consisting of transaction and other administrative costs.